STATEMENT OF CHANGES IN EQUITY (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
Comprehensive income, attributable to owners of parent	£ 4,400	£ 1,413	£ 1,670
The Bank
Comprehensive income, attributable to owners of parent	£ 3,540	£ 160	£ 1,743